Share capital Additional (Details) - GBP (£) £ in Millions, shares in Millions		6 Months Ended
	Feb. 20, 2019	Jun. 30, 2019
Movements in share capital
Beginning Balance		£ 7,116
Ending Balance		£ 7,076
Ordinary shares [member]
Movements in share capital
Number of shares outstanding, Start of Period (in Shares)		71,164
Beginning Balance		£ 7,116
Issued in the period		725
Value of shares issued in the period		£ 73
Share buybacks (in shares)		(1,125)
value of share buybacks		£ (113)
Number of shares outstanding, End of Period (in Shares)		70,764
Ending Balance		£ 7,076
Shares repurchase amount		£ 113
Ordinary shares [member] | Maximum
Movements in share capital
value of share buybacks	£ (1,750)
Shares repurchase amount	£ 1,750